Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Incentives. Although we do not have a formal policy with respect to the grant of equity incentive awards to our executive officers, or any formal equity ownership guidelines applicable to them, we believe that equity grants provide our executives with a strong link to our long-term performance, create an ownership culture and help align the interests of our executives with those of our stockholders. We also believe that equity grants with a time-based vesting feature promote executive retention because this feature incentivizes our executive officers to remain employed by us during the vesting period, and that equity grants with performance-based vesting conditions further align our executive officer's interests with those of our stockholders. Accordingly, the compensation committee periodically reviews the equity incentive compensation of our executive officers and from time to time may grant equity incentive awards to them, including as part of our annual compensation review.

We use stock options to compensate our executive officers in the form of initial grants in connection with the commencement of employment and also at other various times during their employment, including as part of the annual stock option grants that we typically make to our employees and directors. We also grant stock options to individuals upon promotion or for retention purposes. None of our executive officers is currently party to an employment agreement that provides for automatic award of stock options. The compensation committee generally targets equity compensation between the 50th and 75th percentile from our peer group and in light of our capitalization and peer group, prior to 2026, generally determined equity compensation on the basis of percentage of ownership of the Company. For 2026, the compensation committee determined equity compensation on the basis of a blended rate of percentage of ownership of the Company and the value of equity awards. The committee also considers other factors such as the executive's tenure with the Company and scope of responsibilities. We currently do not grant stock appreciation rights, RSUs or similar option-like instruments. During the last fiscal year, neither our Board of Directors nor the compensation committee of our Board of Directors took material nonpublic information into account when determining the timing or terms of stock options, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We currently do not grant stock appreciation rights, RSUs or similar option-like instruments.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false